Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
Investments in Associates and Joint Ventures
16	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

At December 31 this account comprises:

	2016	2017
Associates	286,403	250,053
Joint ventures	103,356	18,618

	389,759	268,671

The amounts recognized in the income statement are as follows:

	2016	2017
Associates	(584,801)	(5,915)
Joint ventures	(4,909)	7,242)

	(589,710)	1,327

a) Investment in associates

Set out below are the associates of the Group at December 31, 2016 and 2017. The associates listed below have share capital solely consisting of common shares, which are held directly by the Group. None of the associates are listed companies; therefore, there is no quoted market price available for their shares.

				Carrying amount

	Class	Interest in capital		At December 31,
Entity	of share	2016	2017	2016	2017
		%	%
Gasoducto Sur Peruano S.A.	Common	20.00	21.49	218,276	218,276
Promoción Inmobiliaria del Sur S.A.	Common	22.50	—	31,768	—
Concesionaria Chavimochic S.A.C.	Common	26.50	26.50	32,394	22,091
Betchel Vial y Vives Servicios Complementarios Ltda.	Common	40.00	40.00	69	102
Others				3,896	9,584

				286,403	250,053

The most significant associates are described as follows:

i) Gasoducto Sur Peruano S.A.

In November 2015, the group acquired a 20% interest in Gasoducto Sur Peruano (hereinafter GSP) and obtained a 29% interest in the Ductos del Sur Consortium (CCDS) through its subsidiary GyM S.A. GSP signed on July 22, 2014 a concession contract with the Peruvian Government (Grantor) to build, operate and maintain the transportation system by natural gas pipelines to meet the demand of the cities of the Peruvian southern region. Additionally, GSP signed an engineering, procurement and construction (EPC) contract with the Consorcio Ductos del Sur (CCDS). The Group made an investment of US $242.5 million (S/811 million) and was required to assume 20% of the performance guarantee established in the Concession contract for US$262.5 million (equivalent to S/882 million) and 21.49% of the guarantee for the bridge loan obtained by GSP for US$600 million (equivalent to S/2,016 million).

Early termination of the Concession Agreement

According to a notification issued by the Ministry of Energy and Mines of Peru on January 24, 2017, the early termination of the Concession Contract was declared, based on the provisions of clause 6.7 of the Concession Agreement “Improvements to the country’s energy security and development of the South Peru gas Pipeline”, as GSP failed to certify the financial closing within the established contractual deadline and proceeded to the immediate execution of the performance guarantee. This situation generated the execution of the counter-guarantees offered by the Group to the company issuing the performance guarantee of the Concession Contract for US$52.5 million (S/176.4 million nominal value) and US$129 million (S/433.3 million nominal value) for the corporate guarantee of the bridge loan granted to GSP.

On October 11, 2017, the agreement was signed for the delivery of the goods of the South Peru gas pipeline concession between GSP and the Ministry of Energy and Mines (MEM). As stated in the agreement, GSP delivered most of the Concession Assets in possession to the administrator designated by the MEM for its custody and conservation. The assets include all the works, equipment and facilities provided for the execution of the project, as well as the engineering studies that were prepared by the concessionaire company.

After the termination of the contract, the Peruvian Government, in accordance with the contract, had to hire an audit entity of recognized international prestige to calculate the Net Book Value (“VCN” for its Spanish definition “Valor Contable Neto”) of the Concession Assets and the subsequent call for up to three public auctions, being the base amount for the first of them 100% of the VCN, guaranteeing in any case that after the third auction, in case the concession has not been awarded, the payment to GSP would be at least 72.25% of the VCN. Having elapsed more than a year since the termination of the contract, the Peruvian Government has not taken any action to calculate the VCN and call for auctions. In the opinion of the external and internal legal advisors, since the previous procedure had not been done within the established deadlines, the Peruvian Government would be obliged to pay GSP 100% of the VCN. Regarding the amount of the VCN there is a previous calculation commissioned by GSP reviewed by an audit firm as an independent expert as of December 31, 2016 which determined a VCN of US$2,602 million.

GSP as of December 4, 2017 entered into a bankruptcy proceeding that will be carried out by the National Institute for the Defense of Competition and Intellectual Protection of Peru (hereinafter, INDECOPI), and the Group registered a claim for accounts receivable in 2017 charge for US$0.4 million and the fiduciary based in its capacity as administrator accounts receivable amounting US$169.3 million.

The fair value of the investment in GSP is based on the amount of the VCN, taking into consideration the payments anticipated in the insolvency proceedings, the subordination contracts and the loan cession agreements between the Group and GSP partners. Based on management’s estimate of such payments, an impairment of the investment was determined to be US$176.49 million. In addition, according to the conclusions of our internal and external legal advisors, an international arbitration will be required to receive the payment from the Government. The estimated time frame for the international arbitration is 5 years. Therefore, management has applied a discount to the long-term account receivable from GSP of US$22.8 million. These two effects amounted US$199.3 million before taxes and was recorded in the income statement for the year ended December 31, 2016.

In addition, at December 31, 2016, the Group evaluated the impairment of the financial statements of CCDS. As a result, a net loss before taxes of S/15.2 million was determined (Note 5.1-f), that was recognized in gross profit in the Engineering and Construction segment.

Same as in the Emergency Decree 003, Law 30737 (see note 1.c-1) in its First Section includes Odebrecht and its related companies, which include GSP. According to this Law, GSP will not be able to make transfers abroad, will require the consent of the Ministry of Justice in case it wishes to sell assets and must deposit the proceeds of such sale in a guarantee trust. Likewise, the entities of the Government that must make some payment to the entities included in the Law, must withheld according to the contract 10%, equivalent to the net profit margin, and deposit it in the aforementioned trust in guarantee. According to our internal and external legal advisors, Government payment for the VCN is not within the scope of the withholding, as this payment does not include net profit margin, nor is a sale of assets.

ii) Promoción Inmobiliaria del Sur S.A.

An entity engaged in purchasing land properties to obtain gains from their subsequent appreciation and disposal in the long term. Major assets consist of plots of land of 891.08 hectares in Lurín and 2.07 hectares in Punta Hermosa, both in Lima. Based on recent appraisals of the properties, Management believes that the commercial value of these properties is higher than their carrying amount.

In February 2017, the subsidiary Viva GyM S.A. signed a purchase sale contract for the total shares (representing 22.5%) in the investment in the associate Promoción Inmobiliaria del Sur S.A. The sale price was agreed in US$25 million (equivalent to S/81 million), which were paid in full.

iii) Concesionaria Chavimochic S.A.C.

An entity that was awarded with the implementation of the Chavimochic irrigation project, including: a) design and construction of the work required for the third-phase of the Chavimochic irrigation project in the province of La Libertad; b) operation and maintenance of works; and c) water supply to the Project users. Construction activities started in 2015; the concession effective period is 25 years and the total investment amounts US$647 million.

The following table shows financial information of the principal associates:

Summarized financial information for associates -

Entity	Gasoducto Sur Peruano S.A.		Promoción Inmobiliaria del Sur S.A.		Concesionaria Chavimochic S.A.C.
	At December, 31		At December, 31		At December, 31
	2015	2016	2015	2016	2015	2016	2017
Current
Assets	303,219	375,547	124,887	149,300	171,400	120,342	73,004
Liabilities	(3,357,508)	(6,747,492)	(32,072)	(187,380)	(110,799)	(3,160)	(1,111)
Non-current
Assets	4,943,392	8,522,099	47,669	193,127	8,608	8,282	11,809
Liabilities	(7,442)	—	(13,090)	(13,855)	(2,547)	(1,918)	(342)

Net assets	1,881,661	2,150,154	127,394	141,192	66,662	123,546	83,360

Entity	Gasoducto Sur Peruano S.A.		Promoción Inmobiliaria del Sur S.A.		Concesionaria Chavimochic S.A.C.
	2015 (*)	2016 (*)	2015	2016	2015	2016	2017
Revenues	3,007,799	3,323,410	90,970	65,071	376,124	264,386	—
Profit (loss) from continuing operations	69,191	(1,372,594)	90,618	42,281	22,995	(2,994)	(43,340)
Income tax	(19,828)	—	(25,373)	(11,839)	(6,656)	921	3,185

Profit (loss) from operations after income tax	49,363	(1,372,594)	65,245	30,442	16,339	(2,073)	(40,155)

Other comprehensive income		—		—		—	—

Total comprehensive income	49,363	(1,372,594)	65,245	30,442	16,339	(2,073)	(40,155)

(*)	Gaseoducto Sur Peruano S.A. gross profit 2015 and 2016 amounting to S/257.7 million and S/0.8 million, respectively.

The movement of the investments in associates is as follows:

	2015	2016	2017
Opening balance	82,494	490,702	286,403
Contributions received	—	390,506	2,116
Acquisition of Gasoducto Sur Peruano	437,494	—	—
Impairment of GSP	—	(593,105)	—
Panorama Project	(39,180)	—	—
Dividends received	(9,838)	(10,149)	(259)
Equity interest in results	22,800	8,304	(5,915)
Decrease in capital	—	(166)	(111)
Sale of Investment	—	—	(32,223)
Derecognition of investments	(2,755)	—	—
Conversion adjustment	(313)	311	42

Final balance	490,702	286,403	250,053

In addition to the GSP acquisition described in Note 16 a-i); in 2015, 2016 and 2017 the following significant movements were noted:

•	In 2015, the “share of the profit or loss in associates and joint ventures under the equity method” shown in the income statement includes S/17.3 million as expenses that subsidiary GyM S.A. had to pay for the execution of the letter of guarantee in JV Panama.

•	During 2016 cash contributions were made principally to Gasoducto Sur Peruano S.A. and Concesionaria Chavimochic amounting to S/373.9 million and S/15.7 million, respectively.

•	In 2016 the Group obtained dividends mainly from Betchel Vial y Promoción Inmobiliaria del Sur S.A. amounting to S/6.3 million and S/3.8 million, respectively. In 2015 the Group received dividends from Promoción Inmobiliaria del Sur S.A. amounting to S/9.8 million.

•	In 2016, the Group included an impairment provision of GSP for S/593.1 million (US$176.49 million). (Note 16 a-i).

•	In 2017, the sale of investments refers to the sale transaction of the associate Promoción Inmobiliaria del Sur S.A. to the company Inversiones Centenario S.A.A. (Note 16 a-ii), transaction that was collected in full

b)	Investment in Joint Ventures

Set out below are the joint ventures of the Group as of December 31:

				Carrying amount
	Class of share	Interest in capital		At December 31,
Entity		2016	2017	2016	2017
		%	%
Tecgas N.V.	Common	51.00	—	84,100	—
Sistemas SEC	Common	49.00	49.00	9,591	10,112
Logistica Químicos del Sur S.A.C.	Common	50.00	50.00	8,515	7,343
G.S.J.V. SCC	Common	50.00	50.00	861	878
Constructora SK-VyV Ltda.	Common	50.00	50.00	59	49
Others		—	—	230	236

				103,356	18,618

i)	Tecgas N.V.

This entity provides operation and maintenance services for hydrocarbon pipelines and related activities, concentrates its activities substantially in fulfilling the obligations arising from the operation and maintenance contract of the pipeline gas transport system connected to the Concession of Gas Concession Peru SAA (TGP, its main client). In April 2017, the Company entered into a purchase sale contract for all of its shares (representing 51%) in the investment in a joint venture with the Operating Company of Gas del Amazonas S.A.C. (COGA). The sale price was agreed at US$21.5 million (equivalent to S/69.8), which are fully paid.

ii)	Sistemas SEC

The company’s activities include the renovation and automation of the electrical system and signaling of railways and communications within the Santiago - Chillán - Bulnes - Caravans and Conception areas. The contract was awarded in 2005 for a period of 16 years.

iii)	Adexus S.A.

It is mainly engaged in providing specialized technological IT services and communications solutions, including system integration to companies in a wide range of industries, such as financial services, telecommunications, manufacturing, mining, retail, among others. The Group acquired control of this company since August 2016, going from a joint venture to a subsidiary (Note 33-a).

The following table shows the financial information of the principal joint ventures:

Summarized financial information for joint ventures

Tecgas N.V.
At December, 31
Entity	2016
Current
Cash and cash equivalents	67
Other current assets	92,843

Total current assets	92,910

Other current liabilities	(87,780)

Total current liabilities	(87,780)

Non-current
Total non-current assets	33,336
Total non-current liabilities	(7,367)

Net assets	31,099

Revenue	457,554
Depreciation and amortization	(2,266)
Interest income	215
Interest expense	—
Profit (loss) from continuing operations	(3,209)
Income tax expense	(4,078)

Post-tax profit (loss) from continuing operations	(7,287)

Other comprehensive income	—

Total comprehensive income	7,287

The movement of the investments in joint ventures was as follows:

	2015	2016	2017
Opening balance	147,069	146,303	103,356
Debt capitalization	—	8,308	—
Contributions received	—	6,889	—
Equity interest in results	2,193	(4,909)	7,242
Acquisitions	44,145	—	—
Sale of Investment	—	—	(88,556)
Transfer of Adexus from acquisition of control	—	(35,870)	—
Dividends received	(42,122)	(17,843)	(3,758)
Decrease in capital	(3,364)	(1,798)	—
Conversion adjustment	(1,618)	2,276	334

Final balance	146,303	103,356	18,618

In 2017, 2016 and 2015 the following significant movements were carried out:

•	The Group obtained dividends in 2017 principally from Consorcio Sistemas SEC for S/1 million and Logistica Quimicos del Sur S.A. for S/2.8 million (S/13.1 and S/3.3 million from G.S.J.V. in 2016 and S/41.1 million in 2015 from Constructora SK - VyV Ltda.).

•	On April 24, 2017 the Company signed a purchase-sale agreement for their total capital stock (representing 51%) held in their joint venture with Compañía Operadora de Gas del Amazonas S.A.C. (COGA). The selling price was agreed at US$21.5 million (equivalent to S/69.8 million), which was fully paid.

•	On June 6, 2017 the Company signed a purchase-sale agreement for their total share of GMD S.A., which represent 89.19% of the Company’s shareholding, in favor of AI Inversiones Palo Alto II S.A.C., a company affiliated with Advent International. The value agreed for the entire participation was S/269.9 million. At the close of this report, the amount was collected in full.

•	In February and December 2016, a debt with Adexus was capitalized and a cash contribution was made to Tecgas N.V. for S/8.3 million and S/6.9 million, respectively.

In August 2015 the Company acquired a 44% interest in the share capital of Adexus S.A. amounting to S/44.1 million. This investment includes goodwill arising from the acquisition for S/20.7 million. In February 2016 the Group acquired 8% of additional interest by capitalizing debt for S/8.3 million. In August 2016, the Group obtained control over Adexus S.A. and the balance of the investment at that date was transferred to investments in subsidiaries for S/35.9 million. Since that date, the Company consolidated the financial statements of Adexus S.A (Note 33 a).